Derivative Instruments and Hedging Activities - Not designated (Details)	3 Months Ended
Mar. 31, 2019 USD ($)
Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	$ 2,702,400